PROMISSORY NOTES 04/30/16 (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Nov. 30, 2016	May 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Dec. 02, 2016
Promissory Notes Maturity			$ 200,799				$ 200,799		$ 189,501	$ 175,789
Interest Payable Settled			416,623	$ 306,882			1,159,725	$ 843,229	1,161,339	683,765
Loss On Settlement Of Liabilities								$ (31,512)	(31,512)
Unamortized Debt Discount									585,359
Promissory Notes [Member]
Interest Rate			12.00%	12.00%			12.00%	12.00%
Interest Recorded							$ 1,159,725		$ 525,136
Interest Payable Settled					$ 759,247	$ 640,130
Shares Issued, Shares							852,562		349,325
Shares Issued, Fair Value							$ 200,756		$ 81,112
Unamortized Debt Discount			$ 396,856				$ 396,856
Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description									On September 13, 2013 and January 27, 2014, the Company entered into additional agreements with a company controlled by a director of the Company (the "Lender") pursuant to which $5,787,280 was advanced to the Company in tranches (the "Promissory Notes").
Promissory Notes Maturity											$ 3,000,000
Interest Rate									12.00%	12.00%
Interest Recorded									$ 696,376	$ 653,319
Promissory Note Interest Payable Terms									Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.
Interest Payable Settled	$ 348,188	$ 345,616							$ 523,866
Shares Issued, Shares	1,844,982	1,980,840							2,363,262
Shares Issued, Fair Value	$ 335,741	$ 373,142							$ 466,272
Loss On Settlement Of Liabilities		$ 27,526
Unamortized Debt Discount									$ 109,173	$ 243,289
Debt Collateral									Company's Helmer-Bovill Property
Additional Paid-In Capital	$ 12,447								$ 57,594